SCHEDULE OF LOANS PAYABLE FINANCIAL INSTITUTIONS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024	$ 3,332	$ 34,282	$ 534,239
AA Loan Agreement [Member]
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024			65,896
BB Loan Agreement [Member]
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024			101,649
CC (CO) Loan Agreement [Member]
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024	$ 3,332	34,282	85,080
CC (EV) Loan Agreement [Member]
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024			123,276
JJ (BP) Loan Agreement [Member]
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024			81,299
JJ (OR) Loan Agreement [Member]
Short-Term Debt [Line Items]
November 21, 2023 ($91,000) - CC (CO) Loan agreement with principal amount of $91,000 and repayment rate of 46.27% for a total of $113,750. The loan payable matures on November 15, 2024			$ 77,039